OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Claims receivable	$ 5,178	$ 9,690
Agent receivables	3,474	3,733
Other receivables	16,816	3,645
Other receivables, total	25,468	17,068
Allowance for doubtful accounts	2,948	5,795	$ 5,998	$ 6,170
Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ 0	$ 0